Leases (Details) - Schedule of operating leases - Leases Topic 842 [Member] - DIGERATI TECHNOLOGIES, INC [Member] - USD ($)	3 Months Ended	12 Months Ended
	Oct. 31, 2022	Jul. 31, 2022
Leases (Details) - Schedule of operating leases [Line Items]
ROU Asset	$ 2,436,035,000	$ 934,260,000
Amortization	(259,784)	(524,688,000)
Addition - Asset		2,026,463,000
ROU Asset		2,436,035,000
Lease Liability	2,584,865	934,260,000
Amortization	(266,333)	(530,047,000)
Addition - Liability		2,180,652,000
Lease Liability		2,584,865,000
Lease Liability	651,191	796,714,000
Lease Liability	1,667,341	1,788,151,000
Lease Liability	2,318,532	2,584,865,000
Operating lease cost	200,392	720,383,000
Cash paid for amounts included in the measurement of lease labilities
Operating cashflow from operating leases	$ 200,392	$ 720,383,000
Weighted-average remain lease term-operating lease	3 years 9 months 18 days	4 years 2 months 12 days
Weighted-average discount rate	5.00%	5.00%